Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

20. Subsequent Events

On January 17, 2022, the Company entered into an agreement to sell its two vessels Catherine C and Leo C for gross consideration of $130 million. The vessels are expected to be delivered to the buyer in November 2022.

On February 7, 2022, the Company declared a dividend of $0.75 per share of common stock amounting to $15.5 million, which was paid on February 28, 2022, to holders of record on February 17, 2022.